Note 2 - Securities (Details Textual) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2019	Mar. 31, 2018	Jun. 30, 2018	Jun. 30, 2017
Available-for-sale Securities Income Tax Provision on Gross Realized Gains	$ 1	$ 118	$ 9	$ 12	$ 71